Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2015
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 6.      Marketable Securities:

	September 30,	December 31,
	2015	2014
Fair value at beginning of year	$175,541	$318,442
Impairment loss	-	(162,479)
Increase in market value	2,722	19,578
Fair value at balance sheet date	$178,263	$175,541